EMPLOYEE FUTURE BENEFITS (Tables)	12 Months Ended
Dec. 31, 2013
Compensation and Retirement Disclosure [Abstract]
Schedule of Net Benefit Costs [Table Text Block]
Components of net periodic benefit cost recognized
	Successor		Predecessor
	Year ended December 31,	Three months ended December 31	Nine months ended September 30	Year ended December 31
Pension benefit plans	2013	2012	2012	2011
Defined benefit plan
Service cost for the period	$1.1	$0.2	$1.0	$1.4
Interest cost	14.0	3.7	12.3	17.7
Expected return on assets	(13.3)	(3.6)	(11.2)	(16.5)
Recognition (reversal) of downsizing program	–	–	(0.2)	1.7
Amortization of unrecognized items:
Actuarial (gains) losses	–	–	6.4	7.9
Prior service costs	–	–	0.3	0.4
	1.8	0.3	8.6	12.6
Defined contribution plan
Service cost for the period	2.5	0.7	2.4	3.4
Multi-employer industry-wide pension plan service cost for the period	8.5	2.0	7.5	10.1
Net periodic benefit cost for pension benefit plans	$12.8	$3.0	$18.5	$26.1

	Successor		Predecessor
	Year ended December 31,	Three months ended December 31	Nine months ended September 30	Year ended December 31
Other benefit plans	2013	2012	2012	2011
Service cost for the period	$2.0	$0.4	$1.0	$1.3
Interest cost	5.9	1.5	5.3	7.6
Amortization of unrecognized items:
Actuarial (gains) losses	–	–	0.1	0.4
Prior service credits	–	–	(2.8)	(3.7)
Net periodic benefit cost for other benefit plans	$7.9	$1.9	$3.6	$5.6

Schedule Of Change In Projected Defined Benefit Plan Obligation and Fair Value Of Plan Assets [Table Text Block]
The following table represents the change in the projected benefit obligation and fair value of plan assets as determined by independent actuaries:

	Pension benefit plans			Other benefit plans
	Successor		Predecessor	Successor		Predecessor
	Year ended December 31,	Three months ended December 31,	Nine months ended September 30,	Year ended December 31,	Three months ended December 31,	Nine months ended September 30,
	2013	2012	2012	2013	2012	2012
Change in benefit obligation
Projected benefit obligation at beginning of period	$386.5	$393.9	$383.8	$149.2	$150.8	$162.3
Service cost for the period	1.1	0.2	1.0	2.0	0.4	1.0
Interest cost	14.0	3.7	12.3	5.9	1.5	5.3
Benefit payments	(29.0)	(7.8)	(22.9)	(5.2)	(1.5)	(5.6)
Recognition (reversal) of downsizing program	-	-	(0.2)	-	-	(1.4)
Elimination of extended health benefits for retirees	-	-	-	-	-	(24.8)
Settlement	(38.4)
Actuarial losses (gains) and other adjustments	(17.0)	(3.5)	19.9	(0.1)	(2.0)	14.0
Projected benefit obligation at end of period	$317.2	$386.5	$393.9	$151.8	$149.2	$150.8
Change in plan assets
Fair value of defined benefit plan assets at beginning of period	$233.0	$231.9	$226.9	$-	$-	$-
Actual return on plan assets	23.0	4.3	13.4	-	-	-
Company contributions	11.3	4.6	14.5	5.2	1.5	5.6
Other	-	-	-	-	-	-
Settlement	(38.4)
Benefit payments	(29.0)	(7.8)	(22.9)	(5.2)	(1.5)	(5.6)
Fair value of assets at end of period	$199.9	$233.0	$231.9	$-	$-	$-

Schedule of Net Funded Status [Table Text Block]
Reconciliation of funded status to amounts recognized in the consolidated balance sheets

	Pension benefit plans			Other benefit plans
	Successor			Successor
	As at December 31,		As at September 30,	As at December 31,		As at September 30,
	2013	2012	2012	2013	2012	2012
Projected benefit obligation at end of period	$317.2	$386.5	$393.9	$151.8	$149.2	$150.8
Fair value of plan assets at end of period	199.9	233.0	231.9	-	-	-
Funded status	$(117.3)	$(153.5)	$(162.0)	$(151.8)	$(149.2)	$(150.8)

	Pension benefit plans			Other benefit plans
	Successor			Successor
	As at December 31,		As at September 30,	As at December 31,		As at September 30,
	2013	2012	2012	2013	2012	2012
Other assets (note 14)	$0.1	$0.2	$0.2	$-	$-	$-
Accounts payable and accrued liabilities (note 15)	(8.2)	(7.4)	(7.3)	(6.1)	(5.8)	(5.3)
Employee future benefits	(109.2)	(146.3)	(154.9)	(145.7)	(143.4)	(145.5)
	$(117.3)	$(153.5)	$(162.0)	$(151.8)	$(149.2)	$(150.8)

Schedule of Net Periodic Benefit Cost Not yet Recognized [Table Text Block]
Amounts not yet recognized in net periodic benefit cost and included in accumulated other comprehensive income (loss)

	Pension benefit plans			Other benefit plans
	Successor			Successor
	As at December 31,		As at September 30,	As at December 31,		As at September 30,
	2013	2012	2012	2013	2012	2012
Accumulated gain (loss)	$28.7	4.6	$-	$2.1	2.0	$-
Accumulated other comprehensive income (loss)	$28.7	$4.6	$-	$2.1	$2.0	$-

Schedule Of Net Periodic Benefit Cost Not Yet Recognized Included In Other Comprehensive Income Loss Before Tax [Table Text Block]
Amounts before taxes included in other comprehensive income (loss)

	Successor		Predecessor
	Year ended December 31,	Three months ended December 31,	Nine months ended September 30,
Pension benefit plans	2013	2012	2012
Amortization of employee future benefits	$–	$–	$6.6
Net gain (loss)	26.7	4.6	(17.4)
Settlement gain on special pension portability election	(2.6)	–	–
Net amount recognized in other comprehensive income (loss)	$24.1	$4.6	$(10.8)

	Successor		Predecessor
	Year ended December 31,	Three months ended December 31	Nine months ended September 30
Other benefit plans	2013	2012	2012
Amortization of employee future benefits	$–	$–	$(2.7)
Net gain (loss)	0.1	2.0	(14.3)
Net amount recognized in other comprehensive income (loss)	$0.1	$2.0	$(17.0)

Schedule of Expected Benefit Payments [Table Text Block]
The following table presents estimated future benefit payments from the plans as of December 31, 2013. Benefit payments for other post-retirement benefits are presented net of retiree contributions.

	Pension benefit plans	Other benefit plans
2014	27.6	6.3
2015	27.2	6.7
2016	26.8	7.1
2017	25.6	7.6
2018	24.2	8.0
2019 - 2022	110.0	48.2

Schedule of Allocation of Plan Assets [Table Text Block]
The asset allocation for the company’s defined benefit pension plans, by asset category, was as follows:
	Successor
	As at December 31,		As at September 30,
Plan assets	2013	2012	2012
Equity securities	55.8%	56.2%	57.3%
Fixed income securities	37.8%	38.6%	37.6%
Real estate	6.4%	5.2%	5.1%
Total	100.0%	100.0%	100.0%

Schedule Of Fair Value Of Plan Assets [Table Text Block]
The following tables present information about the fair value of pension and other benefit plan assets:

		Fair value hierarchy
As at December 31, 2013 (successor)	Total	Level 1	Level 2	Level 3
Asset category
Cash and cash equivalents	$2.3	$2.3	$–	$–
Equity securities:
Global equity pooled funds [1]	72.8	–	72.8	–
Canadian equity pooled funds [2]	38.8	–	38.8	–
Fixed income securities:
Canadian long bond pooled funds [3]	35.7	–	35.7	–
Canadian bond pooled funds [3]	37.4	–	37.4	–
Forward currency contracts [4]	–	–	–	–
Real estate [5]	12.9	–	12.9	–
Total	$199.9	$2.3	$197.6	$–

		Fair value hierarchy
As at December 31, 2012 (successor)	Total	Level 1	Level 2	Level 3
Asset category
Cash and cash equivalents	$2.8	$2.8	$–	$–
Equity securities:
Global equity pooled funds [1]	85.5	–	85.5	–
Canadian equity pooled funds [2]	45.2	–	45.2	–
Fixed income securities:
Canadian long bond pooled funds [3]	43.7	–	43.7	–
Canadian bond pooled funds [3]	43.9	–	43.9	–
Forward currency contracts [4]	(0.1)	–	(0.1)	–
Real estate [5]	12.0	–	12.0	–
Total	$233.0	$2.8	$230.2	$–

		Fair value hierarchy
As at September 30, 2012 (successor)	Total	Level 1	Level 2	Level 3
Asset category
Cash and cash equivalents	$2.7	$2.7	$–	$–
Equity securities:
Global equity pooled funds [1]	84.2	–	84.2	–
Canadian equity pooled funds [2]	46.3	–	46.3	–
Fixed income securities:
Canadian long bond pooled funds [3]	43.4	–	43.4	–
Canadian bond pooled funds [3]	43.5	–	43.5	–
Forward currency contracts [4]	–	–	–	–
Real estate [5]	11.8	–	11.8	–
Total	$231.9	$133.2	$98.7	$–

1
This category includes investments in pooled funds that aim to achieve long-term capital growth by investing primarily in equity securities of companies that may be located anywhere in the world, excluding Canada. Fund performance is benchmarked against the MSCI World excluding Canada (CDN$) Index.

2
This category includes investments in pooled funds that invest in well-diversified portfolios of equity securities of Canadian companies. Fund performance is benchmarked against the S&P/TSX Capped Composite Index.

3
This category includes investments in pooled funds that invest in a well-diversified portfolio of fixed income securities issued primarily by Canadian governments and corporations. The duration range of the fund is +/- one year of the benchmark’s duration. Fund performance for Canadian bond pooled funds and Canadian long bond pooled funds is benchmarked against the DEX Universe Bond Index and DEX Long-Term Bond Index, respectively.

4	This category includes foreign currency forward contracts to partially hedge investments in equity and fixed income securities denominated in foreign currencies.
5	This category includes direct investment in office, industrial, retail and residential real estate.

Schedule of Multiemployer Plans [Table Text Block]
The following table provides information about the company’s two multi-employer pension plans:

		Pension Protection Act Zone Status [2]			Contributions by Catalyst Paper [4]
					Successor		Predecessor
Pension Fund	EIN / Pension plan number [1]	2013	2012	FIP / RP status pending / implemented [3]	Year ended December 31, 2013	Three months ended December 31, 2012	Nine months ended September 30, 2012	Year ended December 31, 2011	Surcharge imposed	Expiration date [5]
Pulp and Paper Industry Pension Plan [6]	BCFIC-P085324 CRA-0394940	Green	Green	No	$8.5	$1.9	$6.8	$9.2	No	4/30/2017
PACE Industry Union-Management Pension Fund [7]	11-6166763-001	Red	Red	Implemented	1.0	0.1	0.7	0.9	No	1/3/2014

1	Employer identification number and three digit pension plan number.

2
Funded status on each balance sheet date presented expressed as a zone status. Green status equals at least 80% funded, yellow status equals less than 80% funded and red status equals less than 65% funded.

3	Indicates whether a funding improvement plan (FIP) or a rehabilitation plan (RP) is pending or has been implemented.

4
The company’s annual contributions to the Pulp and Paper Industry Pension Plan in each respective year were greater than 5% of total employer contributions. The company’s annual contributions to the PACE Industry Union Management Pension Fund in each respective year were less than 5% of total employer contributions.

5	Expiration date of collective bargaining agreement on December 31, 2013.

6	Plan participants are members and former members of the Pulp Paper and Woodworkers of Canada (PPWC) and the Communication Energy and Paperworkers’ Union (CEP).

7
Plan participants are members and former members of the United Steel, Paper and Forestry, Rubber, Manufacturing, Energy, Allied Industrial and Service Workers International Union (United Steelworkers or USW).

Schedule of Assumptions Used [Table Text Block]
Actuarial assumptions used in accounting for the company-maintained benefit plans were:

	Successor		Predecessor
	Year ended December 31,	Three months ended December 31,	Nine months ended September 30,
Other benefit plans	2013	2012	2012
Benefit obligations at period end,
Discount rate	4.50%	4.00%	3.90%
Rate of compensation increase	1.00%	2.00%	2.00%
Net benefit cost for the period ended,
Discount rate	4.00%	3.90%	4.40%
Rate of compensation increase	2.00%	2.00%	2.00%
Expected rate of return on plan assets	6.50%	6.50%	6.75%
Assumed health care cost trend rate at period end,
Extended health benefits:
Initial health care cost trend rate	6.00%	6.00%	6.00%
Annual rate of decline in trend rate	0.50%	0.50%	0.50%
Ultimate health care cost trend rate	4.50%	4.50%	4.50%
Dental benefits:
Dental care cost trend rate	3.00%	3.00%	3.00%
Medical services plan benefits:
Premium trend rate	4.50%	6.00% in 2012 and 4.50% thereafter	6.00% in 2011 and 2012, and 4.50% thereafter

Schedule of Effect of One-Percentage-Point Change in Assumed Health Care Cost Trend Rates [Table Text Block]
Assumed health care cost trend rates have a significant effect on the amounts reported for the health care plans. A 1% change in assumed health care cost rates would have the following effects for 2014:

Other benefit plans	Increase	Decrease
Total of service and interest cost	$1.0	$(0.9)
Accrued benefit obligation at December 31	18.0	(15.5)